Discontinued operations - Disclosure of Commitments and Contingent Liabilities Relating to Discontinued Operations (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Commitments And Contingent Liabilities Relating To Discontinued Operations [Line Items]
Guarantees	€ 611	€ 506
Standby letters of credit	0	12
Share of contingent liabilities incurred in relation to interests in joint ventures	0	€ 7
Discontinued operations [member]
Disclosure Of Commitments And Contingent Liabilities Relating To Discontinued Operations [Line Items]
Guarantees	12
Standby letters of credit	11
Share of contingent liabilities incurred in relation to interests in joint ventures	€ 5